Consolidated Statement of Changes in Quotaholders' and Shareholders' Equity - EUR (€)	Corporate Capital [Member]	Additional Paid-in Capital [Member]	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020	€ 37,056	€ 36,604,728		€ (21,490,475)		€ 15,151,309
Balance, shares at Dec. 31, 2020
Capital increase from exercise of options on Quota B	715					715
Share-based compensation		497,104				497,104
Quota B repurchased	(172)					(172)
Corporate capital adjustment from Srl to Spa	(37,599)		€ 37,599
Corporate capital adjustment from Srl to SpA, shares			11,279,700
Capital increase related to SpA		(12,401)	€ 12,401
Capital increase related to SpA, shares			3,720,300
Conversion adjustment from Srl to SpA		(37,089,431)	€ 37,089,431
Capital increase from IPO, net of issuance costs			€ 28,741,559			28,741,559
Capital increase from IPO, net of issuance costs, shares			3,216,858
Net loss				(5,529,332)		(5,529,332)
Cumulative Translation Adjustment
Balance at Dec. 31, 2021			€ 65,880,990	(27,019,807)		38,861,183
Balance, shares at Dec. 31, 2021			18,216,858
Share-based compensation			€ 722,735			722,735
Net loss				(8,477,763)		(8,477,763)
Cumulative Translation Adjustment				32,011		32,011
Balance at Dec. 31, 2022			€ 66,603,725	(35,465,559)		31,138,166
Balance, shares at Dec. 31, 2022			18,216,858
Share-based compensation			€ 739,884			739,884
Net loss				(11,645,455)		(11,645,455)
Cumulative Translation Adjustment
Capital increase ATM Offering			€ 531			531
Capital increase ATM offering, shares			100
Other comprehensive income				(32,011)	231,142	199,131
Balance at Dec. 31, 2023			€ 67,344,140	€ (47,143,025)	€ 231,142	€ 20,432,257
Balance, shares at Dec. 31, 2023			18,216,958